Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Convertible Preferred Stock	Dec. 31, 2011 Series A Convertible Preferred Stock	Dec. 31, 2012 Series E Convertible Preferred Stock	Dec. 31, 2011 Series E Convertible Preferred Stock	Dec. 31, 2012 Series D Convertible Redeemable Preferred Stock	Dec. 31, 2011 Series D Convertible Redeemable Preferred Stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	140,000,000	70,000,000
Shares issued	27,643,000	27,637,000
Common stock, shares outstanding	27,643,000	27,637,000
Series D Redeemable convertible preferred stock, par value							$ 0.01	$ 0.01
Series D Redeemable convertible preferred stock, shares designated							1,124,000	1,124,000
Series D Redeemable convertible preferred stock, shares issued							1,124,000	1,124,000
Series D Redeemable convertible preferred stock, shares outstanding							1,124,000	1,124,000
Series D Redeemable convertible preferred stock, redemption amount							$ 9,149
Series D Redeemable convertible preferred stock, liquidation preference							9,338
Preferred stock, par value	$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued			1,000	1,000	424,000	0
Preferred Stock, shares outstanding			1,000	1,000	424,000	0
Preferred stock, shares designated	1,124,260		1,500,000	1,500,000	424,000	0
Series E preferred stock, Liquidation Preference					$ 5,980	$ 5,980